Collateral Finance Facility (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collateral Finance Facility [Line Items]
Debt Instrument, Face Amount	$ 400,000,000
Direct investment in subsidiary	112,800,000
Assets held in trust and held in custody	896,100,000	885,300,000
Collateral Financing Expense	12,391,000	7,856,000	8,268,000
Amount Held In Debt Service Coverage Account	33,500,000	34,600,000
Repurchased Subsidiary Debt	198,500,000
Repayments of Secured Debt	130,798,000	0	0
Gain on repurchase of long-term debt	65,565,000	0	38,875,000
Timerberlake Financial [Member]
Collateral Finance Facility [Line Items]
Collateral Financing Expense	7,100,000	7,900,000	8,300,000
Repayments of Secured Debt	130,800,000
Gain on repurchase of long-term debt	65,600,000
Manor Reinsurance [Member]
Collateral Finance Facility [Line Items]
Collateral Financing Expense	$ 5,300,000